Revenue - Liquefaction Services Revenue (Details) $ in Thousands		9 Months Ended
	May 31, 2018 USD ($)	Sep. 30, 2020 USD ($) $ / barrel	Sep. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		$ 319,953	$ 309,702
Oil price per barrel (in usd per barrel) | $ / barrel		60
Contract with customer, liability, revenue recognized	$ 33,800
FLNG
Disaggregation of Revenue [Line Items]
Derivative liability				$ 79,600
Liquefaction Services
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		$ 163,572	163,572
Amortization of deferred commissioning period revenue billing		3,165	3,165
Amortization of Day 1 gain		7,463	7,463
Other		(432)	(432)
Base tolling fee
Disaggregation of Revenue [Line Items]
Liquefaction services revenue		$ 153,376	$ 153,376